Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant And Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of:

	December 31,
	2017	2018
Technology infrastructure	$11,322,883	10,730,756
Computer equipment	2,134,959	1,886,170
Furniture, fixtures and equipment	3,906,408	3,383,846
Motor vehicle	1,126,504	1,033,864
Leasehold improvements	4,480,845	4,219,050
	22,971,599	21,253,686
Less: accumulated depreciation	(16,086,338)	(16,794,352)
	$6,885,261	4,459,334